Offerings - Offering: 1	Jul. 25, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.000001 per share
Maximum Aggregate Offering Price	$ 9,775,000
Amount of Registration Fee	$ 1,496.55
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.